Commitments and Contingencies - Unconditional Purchase Obligations (Details) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Unconditional purchase obligations
Payments towards purchase obligations	$ 71,859
Future unconditional purchase obligations
2019	34,321
2020	24,370
2021	8,151
2022	13
Total	$ 66,855